Statement of Financial Position, Classified - (Un-Audited) (Un-Audited, USD $)	Feb. 28, 2013	Aug. 31, 2012
Cash and Cash Equivalents, at Carrying Value	$ 22,766	$ 46,955
Inventory, Net	1,000	1,000
Assets, Current	23,766	47,955
Property Plant and Equipment	75,917	92,567
Indefinite-Lived Intangible Assets (Excluding Goodwill)	1,905,000	1,475,000
Other Assets, Noncurrent	14,000	14,000
Assets	2,018,683	1,629,522
Accounts Payable, Current	7,487	7,487
Short-term Bank Loans and Notes Payable	175,000
Due to Shareholder	10,000	10,000
Liabilities, Current	192,487	17,487
Liabilities	192,487	17,487
Stock Subscriptions	0	0
Common Stock, $.0001 par Value, Issued	9,196	8,722
Additional Paid in Capital, Common Stock	5,904,300	4,956,254
Retained Earnings (Accumulated Deficit)	(4,087,300)	(3,352,941)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	1,826,196	1,612,035
Liabilities and Equity	$ 2,018,683	$ 1,629,522